Fair Value Disclosures (Recurring Fair Value Measurements Of Our Commodity Contracts And Interest Rate Swaps) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, Fair Value Disclosure	$ 319,716	$ 172,164
Derivative Assets, Commodity Contracts, Fair Value		4,914
Derivative Financial Instruments, Current Liabilities, Fair Value Disclosure	(7,338)
Derivative Financial Instruments, Noncurrent Liabilities, Fair Value Disclosure		(6,457)
Receivables, Fair Value Disclosure	5,108	2,510
Long-term Debt, Fair Value	(2,721,985)	(2,389,700)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, Fair Value Disclosure	319,716	172,164
Derivative Assets, Commodity Contracts, Fair Value		4,914
Derivative Financial Instruments, Current Liabilities, Fair Value Disclosure	(7,338)
Derivative Financial Instruments, Noncurrent Liabilities, Fair Value Disclosure		(6,457)
Receivables, Fair Value Disclosure	0	0
Long-term Debt, Fair Value	2,721,985	(2,389,700)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, Fair Value Disclosure	0	0
Derivative Assets, Commodity Contracts, Fair Value		0
Derivative Financial Instruments, Current Liabilities, Fair Value Disclosure	0
Derivative Financial Instruments, Noncurrent Liabilities, Fair Value Disclosure		0
Receivables, Fair Value Disclosure	0	0
Long-term Debt, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, Fair Value Disclosure	0	0
Derivative Assets, Commodity Contracts, Fair Value		0
Derivative Financial Instruments, Current Liabilities, Fair Value Disclosure	0
Derivative Financial Instruments, Noncurrent Liabilities, Fair Value Disclosure		0
Receivables, Fair Value Disclosure	5,108	2,510
Long-term Debt, Fair Value	$ 0	$ 0